SHARE-BASED COMPENSATION - Summary of Stock-Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
stockbased compensation expense [Line Items]
share-based compensation expenses	¥ 283,046	¥ 1,709,251	¥ 447,961	¥ 1,808,174
Cost of revenues
stockbased compensation expense [Line Items]
share-based compensation expenses	16,113	13,137	25,204	24,568
Sales and marketing expenses
stockbased compensation expense [Line Items]
share-based compensation expenses	63,817	26,922	106,613	44,838
Research and development expenses
stockbased compensation expense [Line Items]
share-based compensation expenses	115,117	58,633	184,945	95,321
General and administrative expenses
stockbased compensation expense [Line Items]
share-based compensation expenses	¥ 87,999	¥ 1,610,559	¥ 131,199	¥ 1,643,447